Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Exceptional Items

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 26 ‘Discontinued operations’.

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)

Year ended 30 June 2017	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(381)	–	(381)
Escondida industrial action	(546)	179	(367)
Cancellation of the Caroona exploration licence	164	(49)	115
Withholding tax on Chilean dividends	–	(373)	(373)

Total	(763)	(243)	(1,006)

Attributable to non-controlling interests – Escondida industrial action	(232)	68	(164)
Attributable to BHP shareholders	(531)	(311)	(842)

Year ended 30 June 2016	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(2,450)	253	(2,197)
Global taxation matters	(70)	(500)	(570)

Total	(2,520)	(247)	(2,767)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(2,520)	(247)	(2,767)

Summary of Significant Joint Operations in Classified as Assets and Liabilities Held for Sale

Significant joint operations that have been classified as assets and liabilities held for sale are listed below:

Significant joint operations	Country of operation		Group interest (1)
		Principal activity	2018%	2017%
Eagle Ford	US	Hydrocarbons exploration and production	<1-100	<1-100
Fayetteville	US	Hydrocarbons exploration and production	<1-100	<1-100
Haynesville	US	Hydrocarbons exploration and production	<1-100	<1-100
Permian	US	Hydrocarbons exploration and production	<1-100	<1-100

(1)	Ranges reflect the Group’s interest in multiple joint arrangements within the joint operation.

Summary of Income Statement - Discontinued Operations

The contribution of Discontinued operations included within the Group’s profit and cash flows are detailed below:

Income statement – Discontinued operations

	2018	2017	2016
	US$M	US$M	US$M
Revenue	2,171	2,150	2,345
Other income	34	74	12
Expenses excluding net finance costs	(5,790)	(3,025)	(11,396)

Loss from operations	(3,585)	(801)	(9,039)

Financial expenses	(22)	(14)	(11)

Net finance costs	(22)	(14)	(11)

Loss before taxation	(3,607)	(815)	(9,050)

Income tax benefit	686	343	3,155

Loss after taxation	(2,921)	(472)	(5,895)

Attributable to non-controlling interests	26	13	(49)
Attributable to BHP shareholders	(2,947)	(485)	(5,846)

Basic loss per ordinary share (cents)	(55.4)	(9.1)	(109.8)
Diluted loss per ordinary share (cents)	(55.4)	(9.1)	(109.8)

Summary of Cash Flows from Discontinued Operations

Cash flows from Discontinued operations

	2018	2017	2016
	US$M	US$M	US$M
Net operating cash flows	900	928	785
Net investing cash flows (1)	(861)	(437)	(1,227)
Net financing cash flows (2)	(40)	(28)	(32)

Net (decrease)/increase in cash and cash equivalents from Discontinued operations	(1)	463	(474)

(1)

Includes purchases of property, plant and equipment of US$900 million (2017: US$555 million; 2016: US$1,239 million), capitalised exploration of US$ nil (2017: US$ nil; 2016: US$2 million) less proceeds from sale of assets of US$39 million (2017: US$118 million; 2016: US$14 million).

(2)

Includes net repayment of interest bearing liabilities of US$4 million (2017: US$6 million; 2016: US$7 million), distribution/(contribution) to non-controlling interests of US$14 million (2017: US$16 million; 2016: US$(1) million) and dividends paid to non-controlling interests of US$22 million (2017: US$6 million; 2016: US$26 million).

Summary of Assets and Liabilities Classified as Current Assets and Liabilities Held for Sale

The assets and liabilities classified as current assets and liabilities held for sale are presented in the table below:

2018
US$M
Assets
Trade and other receivables	529
Other financial assets	2
Inventories	36
Property, plant and equipment	10,672
Intangible assets	667
Other	33

Total assets	11,939

Liabilities
Trade and other payables	725
Interest bearing liabilities	5
Other financial liabilities	3
Provisions	489

Total liabilities	1,222

Net assets	10,717

Summary of Impairment of Non-current Assets

Cash generating unit	Property, plant and equipment	Goodwill	Total
	US$M	US$M	US$M
Petrohawk	–	(2,253)	(2,253)
Fayetteville	(520)	(86)	(606)

Total impairment of non-current assets	(520)	(2,339)	(2,859)

Discontinued operations [member]
Summary of Exceptional Items

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the Financial Statements. Such items related to Discontinued operations included within the Group’s profit for the year are detailed below:

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
US tax reform	–	492	492
Impairment of Onshore US assets	(2,859)	109	(2,750)

Total	(2,859)	601	(2,258)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(2,859)	601	(2,258)

There were no exceptional items related to Discontinued operations for the year ended 30 June 2017.

Year ended 30 June 2016	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Impairment of Onshore US assets	(7,184)	2,300	(4,884)

Total	(7,184)	2,300	(4,884)

Attributable to non-controlling interests	(80)	29	(51)
Attributable to BHP shareholders	(7,104)	2,271	(4,833)

Samarco dam failure [member]
Summary of Exceptional Items

The FY2018 exceptional loss of US$650 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2018	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(80)
Samarco dam failure provision	(429)
Net finance costs	(84)

Total (1)	(650)

(1)	Refer to note 3 ‘Significant events – Samarco dam failure’ for further information.

The FY2017 exceptional loss of US$381 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2017	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(82)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(134)
Samarco dam failure provision	(38)
Net finance costs	(127)

Total (1)	(381)

(1)	Refer to note 3 ‘Significant events – Samarco dam failure’ for further information.

The FY2016 exceptional loss of US$2,450 million (before tax) related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2016	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(70)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(655)
Impairment of the carrying value of the investment in Samarco	(525)
Samarco dam failure provision	(1,200)

Total (1)	(2,450)

(1)

BHP Billiton Brasil Ltda has adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment), recognised a provision of US$(1,200) million for potential obligations under the Framework Agreement and together with other BHP entities incurred US$(70) million of direct costs in relation to the Samarco dam failure. US$(572) million of the US$(1,200) million provision represents an additional share of loss from Samarco with the remaining US$(628) million recognised as provision expense. Refer to note 3 ‘Significant events – Samarco dam failure’ for further information.

US tax reform [Member]
Summary of Exceptional Items

Year ended 30 June 2018	US$M
Re-measurement of deferred taxes as a result of reduced US corporate income tax rate	(1,390)
Impairment of foreign tax credits	(834)
Net impact of tax charges on deemed repatriation of accumulated earnings of non-US subsidiaries (1)	(194)
Recognition of Alternative Minimum Tax Credits	95
Other impacts	3

Total (2)	(2,320)

(1)	Includes US$(134) million to be settled over a period greater than 12 months and classified as a non-current tax payable on the face of the balance sheet.

(2)	Refer to note 5 ‘Income tax expense’ for further information.